Right-of-use assets and lease liability (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Low-value leases expense	R$ 42,000	R$ 7,200
Contractual payments	R$ 65,529	R$ 70,085
Weighted average incremental rate	5.80%	5.18%
Non-cash investing and financing activity	R$ 1,909,816	R$ 565,774
Uninitiated lease arrangements [member]
IfrsStatementLineItems [Line Items]
Commitments of lease agreement	R$ 546,000